Note 4 - Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	2016	2015
Ann Mason Project (a)	$37,988	$36,853
Other (b)	887	861
	$38,875	$37,714